NOTE 2- Significant accounting policies: b. Reclassification of Prior Year Presentation (Policies)	12 Months Ended
Dec. 31, 2024
Policies
b. Reclassification of Prior Year Presentation

b.Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.